Seward & Kissel LLP

1200 G Street, N.W.

Suite 350

Washington, DC 20005

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

May 30, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Global Equity Long/Short Master Fund

File No: 811-22459

Dear Sir or Madam:

Filed herewith, on behalf of Global Equity Long/Short Master Fund, a Delaware statutory trust (the “Fund”), please find Amendment No. 4 under the Investment Company Act of 1940, as amended, to the registration statement on Form N-2 of the Fund (the “registration statement”). Certain disclosure and financial information of the Fund for the fiscal year ended March 31, 2012 will be added to the prospectus and Statement of Additional Information in a subsequent amendment.

Please direct any comments or questions to Bibb L. Strench or the undersigned at (202) 737-8833.

Sincerely,

/s/ Alexandre V. Rourk

     Alexandre V. Rourk

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